CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 511,973	$ 72,110	¥ 694,091
Restricted cash	18,137	2,555	4,050
Short-term deposits	6,851,160	964,966	9,018,298
Short-term investments	0	0	3,117
Accounts receivable, net	64,258	9,051	84,240
Amounts due from related parties, net	148,648	20,937	59,702
Prepayments and other current assets, net	556,435	78,371	637,378
Total current assets	8,150,611	1,147,990	10,500,876
Non-current assets
Long-term deposits	2,553,293	359,624	1,072,548
Investments	751,844	105,895	906,215
Goodwill	456,976	64,364	449,357
Property and equipment, net	326,765	46,024	200,893
Intangible assets, net	161,739	22,780	207,101
Right-of-use assets, net	379,006	53,382	345,136
Prepayments and other non-current assets	144,120	20,299	110,874
Total non-current assets	4,773,743	672,368	3,292,124
Total assets	12,924,354	1,820,358	13,793,000
Current liabilities (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of RMB992,531 and RMB984,742 as of December 31, 2022 and 2023, respectively)
Accounts payable	14,961	2,107	22,524
Advances from customers and deferred revenue	412,257	58,065	446,881
Income taxes payable	49,914	7,030	28,924
Accrued liabilities and other current liabilities	1,474,827	207,726	1,593,949
Amounts due to related parties	177,714	25,030	133,646
Lease liabilities due within one year	31,832	4,483	29,801
Total current liabilities	2,161,505	304,441	2,255,725
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB89,070 and RMB63,580 as of December 31, 2022 and 2023, respectively)
Lease liabilities	48,069	6,770	8,617
Deferred tax liabilities	42,317	5,960	45,913
Deferred revenue	47,864	6,742	73,354
Total non-current liabilities	138,250	19,472	127,884
Total liabilities	2,299,755	323,913	2,383,609
Commitments and contingencies (Note 26)
Shareholders' equity
Treasury shares	(206,345)	(29,063)	0
Additional paid-in capital	12,000,100	1,690,179	12,496,534
Statutory reserves	122,429	17,244	122,429
Accumulated deficit	(2,052,336)	(289,065)	(1,847,817)
Accumulated other comprehensive income	760,592	107,127	638,087
Total shareholders' equity	10,624,599	1,496,445	11,409,391	[1]
Total liabilities and shareholders' equity	12,924,354	1,820,358	13,793,000
Class A ordinary shares
Shareholders' equity
Ordinary shares	61	9	60
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 98	$ 14	¥ 98

[1]	HUYA Inc. consolidated 2022 statement of changes in shareholders’ equity has been retrospectively adjusted due to the business combination under common control as discussed in Note 2 (d).